SHARE CAPITAL (Details Narrative)				1 Months Ended						3 Months Ended
	Feb. 23, 2018 USD ($) shares	Oct. 10, 2017 CAD ($) $ / shares shares	Jun. 08, 2016 shares	Mar. 31, 2018 CAD ($) shares	Mar. 19, 2018 USD ($) shares	Feb. 26, 2018 USD ($) shares	Jan. 18, 2018 CAD ($) shares	Dec. 22, 2016 CAD ($)	Sep. 19, 2014 CAD ($) shares	Mar. 31, 2018 shares
Description for consolidation of common stock			The common shares of the Company were consolidated at the ratio of one new common share for every 50 old common shares
Common stock shares issued to round up fractional entitlements			12,306
Convertible Promissory Notes [Member]
Debt conversion original amount converted	$ 78,000				$ 39,006	$ 30,000	$ 220,000
Debt conversion converted instrument, shares issued	858,611				614,855	335,450	2,500,000
Unrelated party [Member] | Two Consulting Agreement [Member] | Business strategy and compliance services [Member] | February 1, 2018 [Member]
Common stock shares issued for services to be rendered, shares				600,000
Common stock shares issued for services to be rendered, value | $				$ 7,373
Escrow Agreement [Member] | Creditor [Member]
Escrow amount | $									$ 2,500
Shares issued to be Held, Shares									75,000
Shares issued to be Held, Value | $									$ 7,334
Shares Held in Escrow and Returned to Treasury, Shares										1,500
Shares Held in Escrow and Returned to Treasury, Amount | $								$ 5,374
Shares Held in Trust									1,500
Number of Class "B" Common Shares
Shares Issued for Cash, Shares		100,000								100,000
Voting right description		1,000 votes per share								Voting right of 1,000 votes per share
Shares Held in Trust
Number of Class "B" Common Shares | Director [Member]
Shares Issued for Cash, Shares		100,000
Shares Issued for Cash, Amount | $		$ 100
Common shares per value | $ / shares		$ 0.001